Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,846.2	¥ 2,981.1	¥ 2,920.7
General and administrative expenses	(1,715.1)	(1,816.2)	(1,812.4)
Others	61.2	38.9	24.6
Consolidated net business profit	1,192.3	1,203.8	1,132.9
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	784.9	772.9	776.4
General and administrative expenses	(345.1)	(347.9)	(344.8)
Others	45.1	53.7	45.6
Consolidated net business profit	484.9	478.7	477.2
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,281.6	1,311.7	1,313.9
General and administrative expenses	(1,021.4)	(1,027.7)	(1,041.1)
Others	14.4	15.6	12.1
Consolidated net business profit	274.6	299.6	284.9
Operating segments [member] | International Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	689.6	632.0	566.1
General and administrative expenses	(333.4)	(280.7)	(241.2)
Others	38.9	46.9	38.5
Consolidated net business profit	395.1	398.2	363.4
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	333.6	356.2	346.8
General and administrative expenses	(54.2)	(53.9)	(50.2)
Others	19.1	17.5	8.2
Consolidated net business profit	298.5	319.8	304.8
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(243.5)	(91.7)	(82.5)
General and administrative expenses	39.0	(106.0)	(135.1)
Others	(56.3)	(94.8)	(79.8)
Consolidated net business profit	¥ (260.8)	¥ (292.5)	¥ (297.4)